Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 19,843,290	$ 2,877,007	¥ 16,976,190	¥ 12,330,235
Net income from discontinued operations	(624,864)	(90,597)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,858,209	414,401	3,275,727	3,457,782
Fair value change of equity security investments	3,104,336	450,086	(471,880)	(720,565)
Impairment losses on investments and other intangible assets	300,249	43,532	100,424	58,395
Share-based compensation cost	3,174,160	460,211	3,041,492	2,663,489
Allowance for expected credit losses	61,393	8,901	265,930	40,600
Losses on disposal of property, equipment and software	3,620	525	54,052	6,482
Unrealized exchange losses/ (gains)	(1,604,260)	(232,596)	488,604	3,102,492
Gains on disposal of long-term investments, business and subsidiaries	(1,791,355)	(259,722)	(186,920)	(27,063)
Deferred income taxes	489,670	70,995	407,948	88,179
Share of results on equity method investees and revaluation results from previously held equity interest	(1,259,941)	(182,674)	(1,573,068)	(302,602)
Fair value changes of short-term investments	(342,642)	(49,678)	(639,757)	(580,732)
Changes in operating assets and liabilities:
Accounts receivable	554,340	80,372	(1,186,586)	(530,413)
Inventories	(27,613)	(4,004)	(343,587)	29,699
Prepayments and other assets	731,100	106,000	640,349	(13,554)
Accounts payable	447,666	64,905	(155,262)	(86,352)
Salary and welfare payables	424,513	61,549	505,334	528,927
Taxes payable	(917,614)	(133,042)	255,060	1,126,648
Contract liabilities	385,396	55,877	1,351,261	2,342,916
Accrued liabilities and other payables	1,899,580	275,413	2,121,416	1,373,608
Net cash provided by operating activities	27,709,233	4,017,461	24,926,727	24,888,171
Cash flows from investing activities:
Purchase of property, equipment and software	(2,100,264)	(304,510)	(1,601,830)	(1,055,572)
Proceeds from sale of property, equipment and software	41,467	6,012	71,524	17,540
Purchase of intangible assets, content and licensed copyrights	(543,220)	(78,759)	(1,508,179)	(2,234,915)
Net change of short-term investments with terms of three months or less	776,357	112,561	3,694,890	(1,655,930)
Purchase of short-term investments with terms over three months	(5,950,000)	(862,669)	(15,285,000)	(19,905,000)
Proceeds from maturities of short-term investments with terms over three months	10,175,160	1,475,260	13,235,845	24,126,210
Investment in equity method investees	(705,907)	(102,347)	(1,124,429)	(345,662)
Investment in other equity investments and acquisition of subsidiaries	(4,423,773)	(641,387)	(5,417,138)	(2,062,030)
Proceeds from disposal of long-term investments, businesses and subsidiaries	2,411,070	349,572	1,115,457	722,076
Placement/rollover of matured time deposits	(98,973,884)	(14,349,864)	(81,298,080)	(91,518,767)
Proceeds from maturities of time deposits	92,247,046	13,374,564	81,307,297	64,880,317
Change in other long-term assets	(323,779)	(46,944)	(268,651)	(160,674)
Net cash used in investing activities	(7,369,727)	(1,068,511)	(7,078,294)	(29,192,407)
Cash flows from financing activities:
Net changes from short-term loans with terms of three months or less	(1,274,043)	(184,719)	(442,207)	3,723,109
Proceed of loans with terms over three months	6,392,695	926,854	4,447,586	1,136,495
Payment of loans with terms over three months	(273,639)	(39,674)	(2,297,135)	(818,539)
Dividends paid to shareholders	(6,723,667)	(974,840)	(3,508,377)	(4,280,462)
Net amounts received from/(paid for) NetEase's issuance of shares in Hong Kong			(13,800)	21,911,815
Repurchase of redeemable noncontrolling interests				(462,650)
Net amounts received/ (paid) related to capital contribution from or repurchase of noncontrolling interests and redeemable noncontrolling interests shareholders	(30,921)	(4,483)	2,870,147	194,307
Dividends paid to noncontrolling interest shareholders			(731,250)
Cash paid for repurchase of NetEase's ADSs/purchase of subsidiaries' ADSs and shares	(8,328,124)	(1,207,464)	(12,910,533)	(11,490,988)
Net cash provided by/(used in) financing activities	(10,237,699)	(1,484,326)	(12,585,569)	9,913,087
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	110,403	16,007	(55,354)	161,894
Net increase in cash, cash equivalents and restricted cash	10,212,210	1,480,631	5,207,510	5,770,745
Cash, cash equivalents and restricted cash, at the beginning of the year	17,376,115	2,519,300	12,168,605	6,397,860
Cash, cash equivalents and restricted cash, at end of the year	27,588,325	3,999,931	17,376,115	12,168,605
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	5,092,391	738,327	3,547,299	2,046,119
Cash paid for interest expenses	588,381	85,307	187,628	246,051
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable and accrued liabilities	¥ 689,093	$ 99,909	¥ 698,192	¥ 337,333